Oct. 28, 2019

BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

(each, a “Fund” and together the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses

and Statement of Additional Information of the Funds,

each dated October 28, 2019, as supplemented to date

Effective immediately, the following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The last sentence of the final paragraph in the section of each Summary Prospectus of BlackRock High Yield Municipal Fund entitled “Key Facts About BlackRock High Yield Municipal Fund—Principal Investment Strategies of the Fund,” and the section of each Prospectus of BlackRock High Yield Municipal Fund entitled “Fund Overview—Key Facts About BlackRock High Yield Municipal Fund—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.

The last sentence of the second paragraph in the section of each Summary Prospectus of BlackRock National Municipal Fund entitled “Key Facts About BlackRock National Municipal Fund—Principal Investment Strategies of the Fund” and the section of each Prospectus of BlackRock National Municipal Fund entitled “Fund Overview—Key Facts About BlackRock National Municipal Fund—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.